Gain on sale of assets	12 Months Ended
Dec. 31, 2020
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Gain on sale of assets	Gain on sale of assets:Various miscellaneous disposals occurred during the year ended December 31, 2019, resulting in a net gain on sale of property, plant and equipment of $5,000. The proceeds on disposal of these miscellaneous items of $5,000 and the repayment of $2,132,000 on the note receivable related to the sale of the Power Manager assets (recorded in discontinued operations note 7), result in net proceeds on sale of property, plant, and equipment of $2,137,000.